January 3, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Funds, Inc.
- Dreyfus Premier Core Equity Fund

Registration Statement File No. 33-16338
CIK No. 819940

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the
most recent	amendment, Post-Effective Amendment No. 95 to the Registration
Statement, electronically filed with the Securities and Exchange Commission on
December 28, 2005.

Very truly yours,

/s/ Tanya Philepoua
Tanya Philepoua

cc: Kirkpatrick & Lockhart Nicholson Graham LLP
KPMG LLP
Stroock & Stroock & Lavan LLP